CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales
Net sales	[1]	$ 24,310	$ 65,623	$ 115,944
Cost of net sales
Cost of net sales		20,781	41,466	83,676
Gross profit		3,529	24,157	32,268
Operating expenses:
Selling, general and administrative	[2]	18,689	15,827	15,156
Research and development		8,083	14,467	12,745
Total operating expenses		26,772	30,294	27,901
Operating income (loss)		(23,243)	(6,137)	4,367
Interest income		990	1,337	1,749
Interest expense		(10)	(16)	(47)
Other income (expense), net		(2,166)	872	(644)
Equity loss of associates				(613)
Investment impairment		(1,029)		(370)
Income before income taxes		(25,458)	(3,944)	4,442
Income tax benefit		1,782	31	378
Net income (loss)		$ (23,676)	$ (3,913)	$ 4,820
Net income (loss) per share Basic		$ (0.66)	$ (0.11)	$ 0.14
Net income (loss) per share Diluted		$ (0.66)	$ (0.11)	$ 0.13
Weighted average shares outstanding-Basic		35,881	35,556	35,642
Weighted average shares outstanding-Diluted		35,881	35,556	36,319
Net income (loss)		$ (23,676)	$ (3,913)	$ 4,820
Other comprehensive income (loss), net of tax
Net change in cumulative translation adjustment		1,560	529	(839)
Comprehensive income (loss)		(22,116)	(3,384)	3,981
Products
Net sales
Net sales	[1]	12,385	43,722	97,680
Cost of net sales
Cost of net sales		11,148	29,566	72,082
Services
Net sales
Net sales	[1]	11,925	21,901	18,264
Cost of net sales
Cost of net sales		$ 9,633	$ 11,900	$ 11,594

[1]	Revenue recognized in the years ended December 31, 2020, 2019 and 2018 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period was $1.2 million, $2.8 million and $4.0 million, respectively.
[2]	Allowances for credit losses of $9.4 million, $4.4 million and $0.8 million were recognized in the selling expenses in 2020, 2019 and 2018, respectively.